Filed pursuant to Rule 497(a)

File No. 333-220436

Rule 482ad

The New Ireland Fund, Inc. Announces Terms of Rights Offering and Record Date

Boston, Massachusetts October 24, 2017 (Marketwired) - The Board of Directors (the “Board”) of The New Ireland Fund, Inc. (NYSE: IRL) (the “Fund”), a closed-end investment company, announced today that the new record date for its previously announced proposed transferable rights offering (the “Offer”) will be November 3, 2017. The Offer was postponed on October 4, 2017 pending effectiveness of the registration statement. The registration statement has been declared effective. The Offer will be made only by means of a prospectus and prospectus supplement.

Summary of Terms of the Offer

•	Each shareholder will receive one transferable right (the “Right”) for each share of common stock held on the record date of November 3, 2017. Each holder of Rights is entitled to subscribe for one new share of common stock for every three Rights held (1for-3).

•	The subscription price will be determined on the expiration date, December 6, 2017, based on a pricing formula equal to 92.5% of the average closing price of the Fund’s shares of common stock on the New York Stock Exchange on the expiration date and the four preceding trading days.

•	Record date shareholders who fully exercise their Rights will be eligible for an oversubscription privilege entitling those shareholders to subscribe for any additional shares of common stock not purchased pursuant to the primary subscription. In addition, the Fund may issue to record date shareholders additional shares pursuant to a secondary over-subscription privilege.

•	The Rights are expected to trade “when issued” on the New York Stock Exchange beginning on November 1, 2017, and the Fund’s shares of common stock are expected to trade “Ex-Rights” on the New York Stock Exchange on November 2, 2017. The Rights are expected to begin trading for normal settlement on the New York Stock Exchange (NYSE: IRL RT) on or about November 8, 2017.

•	A definitive announcement on the commencement of the Offer and the record date will be made through a prospectus and prospectus supplement. The final terms of the Offer may be different from those set out above.

The Fund’s investment objective is long-term capital appreciation through investment primarily in equity securities of Irish companies. Since 2011, Ireland has been among the strongest growing economies in Europe, and its economic performance has outpaced the broader Eurozone.

The Offer is intended to increase the assets of the Fund available for investment, enabling the Fund to take advantage of attractive investment opportunities consistent with its investment objective and strategies without having to reduce existing Fund holdings. In addition, increasing the assets of the Fund is expected to result in certain economies of scale which may lower the Fund’s expense ratio. The Fund is managed by KBI Global Investors (North America) Ltd. (“KBIGI”), a wholly owned subsidiary of KBI Global Investors Ltd. (based in Dublin, Ireland). KBI Global Investors Ltd. is majority owned by Amundi Asset Management, Europe’s largest asset manager by assets under management. The Information Agent for the Offer is AST Fund Solutions, LLC and the Subscription Agent for the Offer is Computershare Inc.

Shares of closed-end investment companies frequently trade at a discount from their net asset value. The market price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below, or above their net asset value.

Before investing in the Fund, investors should carefully consider the investment objective, risks and expenses of the Fund. This information, including other information concerning the Fund can be found on file with the U.S. Securities and Exchange Commission. An investor should carefully read the registration statement before investing.

A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission. This announcement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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CONTACT INFORMATION

AST Fund Solutions

55 Challenger Road, Suite 201

Ridgefield Park, NJ 07660

Toll-free: 800-398-1247

Filed pursuant to Rule 497(a)

File No. 333-220436

Rule 482ad

The New Ireland Fund, Inc. Postpones Record Date for Rights Offering

Boston, Massachusetts October 4, 2017 (Marketwired) - The New Ireland Fund, Inc. (NYSE:

IRL) (the "Fund"), a closed-end investment company managed by KBI Global Investors (North America) Ltd. ("KBIGI"), announced today that the previously announced record date of October 16, 2017 for its proposed transferable rights offering has been postponed. The original record date was announced subject to effectiveness of a registration statement on file with the Securities and Exchange Commission. While the registration statement is expected to become effective, it is not yet effective. The Fund will announce a new record date following effectiveness of the registration statement.

Before investing in the Fund, investors should carefully consider the investment objective, risks and expenses of the Fund. This information, including other information concerning the Fund, can be found on file with the U.S. Securities and Exchange Commission. An investor should carefully read the registration statement before investing.

A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission but has not yet become effective. The information in the registration statement is not complete and may be changed. These securities may not be sold nor may offers be accepted prior to the time the registration statement becomes effective. This announcement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

* * * * * * * * *

CONTACT INFORMATION

The New Ireland Fund, Inc.

c/o KBI Global Investors (North America) Ltd.

One Boston Place

201 Washington Street, 36th Floor

Boston, MA 02108

Toll-Free 1-800-468-6475

Email: investor.query@newirelandfund.com

Filed pursuant to Rule 497(a)

File No. 333-220436

Rule 482ad

The New Ireland Fund, Inc. Approves and Announces Terms of Rights Offering

Boston, Massachusetts September 15, 2017 (Marketwired) - The Board of Directors of The New Ireland Fund, Inc. (NYSE: IRL) (the "Fund"), a closed-end investment company managed by KBI Global Investors (North America) Ltd. ("KBIGI"), has approved a transferable rights offering (the "Offer") for the Fund. The Offer will be made only by means of a prospectus.

The Fund’s investment objective is long-term capital appreciation through investment primarily in equity securities of Irish companies. Since 2011, Ireland has been among the strongest growing economies in Europe, and has outpaced the broader Eurozone.

The Offer is intended to increase the assets of the Fund available for investment, enabling the Fund to take advantage of attractive investment opportunities consistent with its investment objective and strategies without having to reduce existing Fund holdings. In addition, increasing the assets of the Fund is expected to result in certain economies of scale which may lower the Fund’s expense ratio.

Under the terms of the Offer, the Fund will issue to record date shareholders one transferable right for each share of common stock held on the record date, October 16, 2017. Each record date shareholder and each other holder of rights is entitled to subscribe for one new share of common stock for every three rights held (1-for-3).

The subscription price will be determined on the expiration date, November 10, 2017, based on a formula equal to 92.5% of the average closing price of the Fund's shares of common stock on the New York Stock Exchange on the expiration date and the four preceding trading days.

Pursuant to an over-subscription privilege, record date shareholders who exercise all rights issued to them will be entitled to subscribe for additional Fund shares that were not subscribed for by other rightholders. In addition, in the event that the subscription price is equal to or above the Fund's per share net asset value on the expiration date, the Fund may issue additional shares (up to an amount equal to 25% of the shares to be issued assuming all rights are exercised) to satisfy over-subscription requests.

A definitive announcement on the commencement of the Offer and the record date will be made through a prospectus. The final terms of the Offer may be different from those discussed above. The information agent for the Offer is AST Fund Solutions, LLC.

Shares of closed-end investment companies frequently trade at a discount from their net asset value. The market price of the Fund's shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below, or above their net asset value.

Before investing in the Fund, investors should carefully consider the investment objective, risks and expenses of the Fund. This information, including other information concerning the Fund can be found on file with the U.S. Securities and Exchange Commission. An investor should carefully read the registration statement before investing.

A registration statement relating to these securities has been filed with the U.S. Securities and Exchange Commission but has not yet become effective. The information in the registration statement is not complete and may be changed. These securities may not be sold nor may offers be accepted prior to the time the registration statement becomes effective. This announcement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

The Fund is managed by KBIGI, a wholly owned subsidiary of KBI Global Investors Ltd. (based in Dublin, Ireland), which in turn is majority owned by Amundi Asset Management, Europe’s largest asset manager by assets under management. Amundi Asset Management is 100% owned by Amundi SA.

* * * * * * * * *

CONTACT INFORMATION

AST Fund Solutions

55 Challenger Road, Suite 201

Ridgefield Park, NJ 07660

Toll-free: 800-398-1247

The New Ireland Fund, Inc.

c/o KBI Global Investors (North America) Ltd.

One Boston Place

201 Washington Street, 36th Floor

Boston, MA 02108

Toll-Free 1-800-468-6475

Email: investor.query@newirelandfund.com